Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Money market funds	$845,573	$669,147
Term accounts	210,000	54,116
Cash and bank balances	54,994	77,477
Total cash and cash equivalents	$1,110,567	$800,740